NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable
Cable telecommunications operations, including Internet, television and other video (Video), Satellite, telephony (Home Phone), and home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, and digital media.
INFORMATION BY SEGMENT

Year ended December 31, 2024	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue from external customers		10,528	7,801	2,215	60	20,604
Revenue from internal customers		67	75	269	(411)	—
Total revenue	6	10,595	7,876	2,484	(351)	20,604
Operating costs	7	5,283	3,358	2,400	(54)	10,987

Adjusted EBITDA		5,312	4,518	84	(297)	9,617

Depreciation and amortization	8, 9, 10					4,616
Restructuring, acquisition and other	11					406
Finance costs	12					2,295
Other income	13					(6)

Income before income tax expense						2,306

Capital expenditures	8	1,596	1,939	263	243	4,041
Goodwill	10	1,634	13,677	969	—	16,280
Total assets		30,282	33,504	3,034	4,591	71,411

Year ended December 31, 2023	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue from external customers		10,184	6,964	2,086	74	19,308
Revenue from internal customers		38	41	249	(328)	—
Total revenue	6	10,222	7,005	2,335	(254)	19,308
Operating costs	7	5,236	3,231	2,258	2	10,727

Adjusted EBITDA		4,986	3,774	77	(256)	8,581

Depreciation and amortization	8, 9, 10					4,121
Restructuring, acquisition and other	11					685
Finance costs	12					2,047
Other expense	13					362

Income before income tax expense						1,366

Capital expenditures	8	1,625	1,865	250	194	3,934
Goodwill	10	1,634	13,677	969	—	16,280
Total assets		28,613	34,099	2,896	3,674	69,282